GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2020, 2019 and 2018 are shown below.

(Dollars in thousands)	2020	2019	2018
Balance at beginning of year	$937,771	$880,251	$204,084
Goodwill resulting from business combinations	0	57,520	676,167
Balance at end of year	$937,771	$937,771	$880,251

Schedule of Finite-Lived Intangible Assets
The gross carrying amount and accumulated amortization of other intangible assets at December 31, 2020 and December 31, 2019 were as follows:

(Dollars in thousands)	December 31, 2020		December 31, 2019
Amortized intangible assets
Core deposit intangibles	$51,031	$(27,524)	$51,031	$(21,149)
Customer list	39,420	(4,778)	39,420	(1,195)
Other	10,113	(3,710)	10,093	(1,999)
Total	$100,564	$(36,012)	$100,544	$(24,343)

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated amortization expense of intangible assets for the next five years is as follows:

(Dollars in thousands)	Intangible amortization
2021	$10,249
2022	7,708
2023	6,729
2024	6,660
2025	6,611